Loans Principal, Interest and Financing Service Fee Receivables (Details 2) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total current	¥ 8,895,877,818	¥ 12,929,493,099
Total loans	11,366,097,286	15,861,324,470
Total non-accrual	1,632,882,956	415,938,138
90 days past due and accruing
1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total current	596,669,455	1,031,203,259
31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total current	240,667,057	1,484,689,974
91–180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total current	341,220,681	159,343,805
>180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total current	¥ 1,291,662,275	¥ 256,594,333